Cash And Cash Equivalents - Summary of Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Bank balances		€ 67,080		€ 96,644
Total	€ 380,699	67,080	€ 1,154	€ 96,644	€ 1,053	€ 5,476
Arrival Group [Member]
Statement [line items]
Bank balances		28
Total		€ 28